Pay vs Performance Disclosure - USD ($)	5 Months Ended	12 Months Ended						15 Months Ended	40 Months Ended
	Sep. 12, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Apr. 06, 2022	Dec. 31, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Current PEO (1)		Former PEO (2)		Former PEO (3)		All Other NEOs (4)		Value of Initial Fixed $100 Investment Based on	Value of Initial Fixed $100 Investment Based on
									Company TSR	Peer Group TSR
Year	SCT Total (5)($)	CAP (6)($)	SCT Total (5)($)	CAP (6)($)	SCT Total (5)($)	CAP (6)($)	Average SCT Total (5)($)	Average CAP	(7)($)	(8)(9)($)	Net Income (loss)	Adjusted EBITDA
								(6)($)			($ millions)	($ millions)
2025	$3,729,160	$6,182,836	$-	$-	$-	$-	$1,113,578	$742,973	$200	$387	$2	$45
2024	$3,608,632	$4,320,860	$-	$-	$-	$-	$1,313,989	$1,395,165	$148	$267	$(2)	$42
2023	$2,427,710	$3,887,375	$-	$-	$-	$-	$678,526	$834,938	$100	$163	$(18)	$24
2022	$1,416,346	$1,278,057	$1,685,385	$1,575,347	$817,354	$(514,264)	$523,386	$390,689	$48	$104	$(13)	$23
2021	$-	$-	$-	$-	$2,032,150	$2,155,691	$936,557	$561,013	$76	$118	$(15)	$17

(1) Current PEO refers to Travis J. Boone, who was appointed as our President and CEO as of September 12, 2022.

(2) Refers to Austin J. Shanfelter, who served as Interim Chief Executive Officer and Interim Chief Financial Officer from April 6, 2022 to September 12, 2022.

(3) Refers to Mark R. Stauffer, who served as President and CEO during 2021 and through April 6, 2022.

(4) All Other NEOs refers to all named executive officers, other than the PEO or former PEOs, who were designated as such under the SEC’s executive compensation disclosure rules based on their position and the compensation paid to them during the relevant year shown in the chart. All Other NEOs for each year consists of the following officers: for 2025 Ms. Vasquez and Messrs. Thanisch and Earle, for 2024 Messrs. Thanisch and Earle, for 2023, Messrs. Buchler, Earle and Thanisch, for 2022, Mr. Thanisch and Mr. Buchler and for 2021, Mr. Tabb and Mr. Buchler.

(5) The totals in these columns reflect amounts (or averages) reported in our Summary Compensation Table for the applicable year.

(6) The amounts reported in this column represent the amount of “compensation actually paid,” or “CAP,” as computed in accordance with Item 402(v) of Regulation S-K. To calculate CAP, the corresponding SCT total was adjusted as detailed below as required by SEC rules. For a reconciliation of SCT to CAP, please see the next two tables.

(7)Reflects the cumulative shareholder return over the relevant measurement period, computed in accordance with SEC rules, assuming an investment of $100 in our common stock at a price per share equal to the closing price of our common stock on the last trading day before the commencement of the earliest fiscal year in the table and the measurement end point of the closing price of our common stock on the last trading day of the fiscal year in the table. With respect to the measurement period reflected in the table, the closing price of our common stock on December 31, 2020 was $4.96, on December 31, 2021 was $3.77, on December 31, 2022 was $2.38, on December 31, 2023 was $4.94, on December 31, 2024 was $7.33 and on December 31, 2025 was $9.94.

(8)“Peer Group TSR” reflects the cumulative total shareholder return of the Company’s compensation peer group as approved by the Compensation Committee for 2025. Because this peer group is not a published industry or line-of-business index, the returns of each component issuer have been weighted according to the issuer’s stock market capitalization at the beginning of each period for which a return is indicated. The peer group used to calculate “Peer Group TSR” did not change from the peer group used in the immediately preceding fiscal year’s Pay Versus Performance disclosure.

(9)For informational purposes only, if the Company had used the S&P 1500 Construction Index as the peer group, the cumulative total shareholder return for that index over the same measurement period would have been 334%. This index TSR is provided as supplemental information and was not used to calculate the “Peer Group TSR” presented in the table.

Company Selected Measure Name		Adjusted EBITDA
Named Executive Officers, Footnote	(2) Refers to Austin J. Shanfelter, who served as Interim Chief Executive Officer and Interim Chief Financial Officer from April 6, 2022 to September 12, 2022.

(4) All Other NEOs refers to all named executive officers, other than the PEO or former PEOs, who were designated as such under the SEC’s executive compensation disclosure rules based on their position and the compensation paid to them during the relevant year shown in the chart. All Other NEOs for each year consists of the following officers: for 2025 Ms. Vasquez and Messrs. Thanisch and Earle, for 2024 Messrs. Thanisch and Earle, for 2023, Messrs. Buchler, Earle and Thanisch, for 2022, Mr. Thanisch and Mr. Buchler and for 2021, Mr. Tabb and Mr. Buchler.

								(3) Refers to Mark R. Stauffer, who served as President and CEO during 2021 and through April 6, 2022.	(1) Current PEO refers to Travis J. Boone, who was appointed as our President and CEO as of September 12, 2022.
Peer Group Issuers, Footnote

(8)“Peer Group TSR” reflects the cumulative total shareholder return of the Company’s compensation peer group as approved by the Compensation Committee for 2025. Because this peer group is not a published industry or line-of-business index, the returns of each component issuer have been weighted according to the issuer’s stock market capitalization at the beginning of each period for which a return is indicated. The peer group used to calculate “Peer Group TSR” did not change from the peer group used in the immediately preceding fiscal year’s Pay Versus Performance disclosure.

(9)For informational purposes only, if the Company had used the S&P 1500 Construction Index as the peer group, the cumulative total shareholder return for that index over the same measurement period would have been 334%. This index TSR is provided as supplemental information and was not used to calculate the “Peer Group TSR” presented in the table.

Adjustment To PEO Compensation, Footnote

To calculate the amounts in the “Compensation Actually Paid to PEO” columns in the table above, the following amounts were deducted from and added to (as applicable) our PEO’s “Total” compensation as reported in the Summary Compensation Table:

SCT to CAP Reconciliation — PEOs (A)
		Adjust Value of			Adjust for Incremental Increase/(Decrease)
		Current Year’s Equity Grant			in Value of All Other Outstanding Equity Grants
Year	SCT Total ($)	Subtract Grant Date Fair Market Value as reported in SCT ($)(1)	Add Fair Market Value Unvested at 12/31 ($)	Add Fair Market Value for Vested during Year ($)	Unvested Awards as of 12/31 ($)	Vested during Year ($)	Forfeited during Year ($)	Ending CAP ($)
2025	$3,729,160	$(1,951,280)	$3,251,645	$-	$1,278,101	$(124,790)	$-	$6,182,836
2024	$3,608,632	$(2,031,236)	$1,471,534	$-	$932,896	$339,034	$-	$4,320,860
2023	$2,427,710	$(650,000)	$1,193,682	$-	$761,334	$154,649	$-	$3,887,375
2022 (A)	$1,416,346	$(1,200,000)	$1,061,711	$-	$-	$-	$-	$1,278,057
2022(B)	$1,685,385	$(1,200,000)	$597,132	$492,830	$-	$-	$-	$1,575,347
2022 (C)	$817,354	$-	$-	$-	$-	$(195,713)	$(1,135,905)	$(514,264)
2021	$2,032,150	$(1,322,200)	$1,122,966	$423,613	$(235,726)	$134,888	$-	$2,155,691

(1)	Represents the grant date fair value of the equity awards to our PEOs, as reported in the Summary Compensation Table.

Non-PEO NEO Average Total Compensation Amount		$ 1,113,578	$ 1,313,989	$ 678,526	$ 523,386	$ 936,557
Non-PEO NEO Average Compensation Actually Paid Amount		$ 742,973	1,395,165	834,938	390,689	561,013
Adjustment to Non-PEO NEO Compensation Footnote

To calculate the amounts in the “Compensation Actually Paid to Non-PEO NEOs” column in the table above, the following amounts were deducted from and added to (as applicable) the average “Total” compensation of our Non-PEO NEOs as reported in the Summary Compensation Table:

SCT to CAP Reconciliation — Average of All Other NEOs (A)
		Adjust Value of			Adjust for Incremental Increase/(Decrease)
		Current Year’s Equity Grant			in Value of All Other Outstanding Equity Grants
Year	SCT Total ($)	Subtract Grant Date Fair Market Value as reported in SCT ($)(1)	Add Fair Market Value Unvested at 12/31 ($)	Add Fair Market Value for Vested during Year ($)	Unvested Awards as of 12/31 ($)	Vested during Year ($)	Forfeited during Year ($)	Ending CAP ($)
2025	$1,113,578	$(518,193)	$423,333	$-	$75,564	$16,512	$(367,822)	$742,973
2024	$1,313,989	$(601,145)	$418,067	$-	$205,511	$58,743	$-	$1,395,165
2023	$678,526	$(180,000)	$245,148	$-	$83,574	$45,770	$(38,080)	$834,938
2022	$523,386	$(255,000)	$155,782	$75,000	$(75,370)	$(33,110)	$-	$390,689
2021	$936,557	$(540,900)	$199,727	$141,206	$(41,946)	$41,202	$(174,833)	$561,013

(1)	Represents the grant date fair value of the equity awards to our Non-PEO NEOs, as reported in the Summary Compensation Table.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount		$ 200	148	100	48	76
Peer Group Total Shareholder Return Amount		387	267	163	104	118
Net Income (Loss)		$ 2,000,000	$ (2,000,000)	$ (18,000,000)	$ (13,000,000)	$ (15,000,000)
Company Selected Measure Amount		45,000,000	42,000,000	24,000,000	23,000,000	17,000,000
PEO Name		Travis J. Boone
Additional 402(v) Disclosure

(6) The amounts reported in this column represent the amount of “compensation actually paid,” or “CAP,” as computed in accordance with Item 402(v) of Regulation S-K. To calculate CAP, the corresponding SCT total was adjusted as detailed below as required by SEC rules. For a reconciliation of SCT to CAP, please see the next two tables.

Closing price of common stock		$ 9.94	$ 7.33	$ 4.94	$ 2.38	$ 3.77	$ 4.96
Travis J. Boone
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 3,729,160	$ 3,608,632	$ 2,427,710	$ 1,416,346
PEO Actually Paid Compensation Amount		6,182,836	4,320,860	3,887,375	1,278,057
Austin J. Shanfelter
Pay vs Performance Disclosure
PEO Total Compensation Amount					1,685,385
PEO Actually Paid Compensation Amount					1,575,347
Mark R. Stauffer
Pay vs Performance Disclosure
PEO Total Compensation Amount					817,354	$ 2,032,150
PEO Actually Paid Compensation Amount					(514,264)	2,155,691
PEO | Travis J. Boone | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,951,280)	(2,031,236)	(650,000)	(1,200,000)
PEO | Travis J. Boone | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		3,251,645	1,471,534	1,193,682	1,061,711
PEO | Travis J. Boone | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,278,101	932,896	761,334
PEO | Travis J. Boone | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(124,790)	339,034	154,649
PEO | Austin J. Shanfelter | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(1,200,000)
PEO | Austin J. Shanfelter | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					597,132
PEO | Austin J. Shanfelter | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					492,830
PEO | Mark R. Stauffer | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(1,322,200)
PEO | Mark R. Stauffer | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						1,122,966
PEO | Mark R. Stauffer | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(235,726)
PEO | Mark R. Stauffer | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						423,613
PEO | Mark R. Stauffer | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(195,713)	134,888
PEO | Mark R. Stauffer | Equity Awards Adjustments Change In Fair Value Of Awards Granted In Prior Years Forfeited During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(1,135,905)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(518,193)	(601,145)	(180,000)	(255,000)	(540,900)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		423,333	418,067	245,148	155,782	199,727
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		75,564	205,511	83,574	(75,370)	(41,946)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					75,000	141,206
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		16,512	$ 58,743	45,770	$ (33,110)	41,202
Non-PEO NEO | Equity Awards Adjustments Change In Fair Value Of Awards Granted In Prior Years Forfeited During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (367,822)		$ (38,080)		$ (174,833)